FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Trade and other payables | Level 2
Fair value by hierarchy
Financial liability at fair value	$ 6,645,423	$ 11,989,792
Consideration for acquisition | Level 1
Fair value by hierarchy
Financial liability at fair value	1,477,485	2,724,114
Mutual funds | Level 1
Fair value by hierarchy
Financial assets at fair value	48,520	6,658,805
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets at fair value		1,993,668
Moolec Science S.A. shares | Level 1
Fair value by hierarchy
Financial assets at fair value	1,113,000	1,530,375
Other investments | Level 1
Fair value by hierarchy
Financial assets at fair value	857,373	$ 1,512,680
Other receivables - Joint ventures and associates | Joint ventures and associates | Level 2
Fair value by hierarchy
Financial assets at fair value	$ 6,789,863